Commitments and Contingencies	12 Months Ended
Jun. 30, 2020
Commitments and contingencies [Abstract]
Commitments and contingencies

Note 19 – Commitments and contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity. As of June 30, 2020, the Company was not aware of any litigations or lawsuits against them.